Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Convertible Notes

 On November 5, 2020, the Company entered into a securities purchase agreement with certain purchasers pursuant to which the Company issued Convertible Notes in an aggregate principal amount of $250,000 (the “November 2020 Notes”). The November 2020 Notes are convertible at any time, at the holder’s option, into shares of our common stock at an initial conversion price of $0.20 per share, subject to certain beneficial ownership limitations (with a maximum ownership limit of 9.99%).

The November 2020 Notes mature on May 5, 2021, unless earlier converted or repurchased. The terms of the July 2020 Notes are generally the same as the Company’s other Convertible Notes, except that the November 2020 Notes will be subject to mandatory conversion in the event of the completion of a future financing in the amount of at least $15 million at a conversion price equal to the lesser of (i) the conversion price in effect for the November 2020 Notes on the date of completion of such financing or (ii) 75% of the lowest per share price at which common stock may be issued in connection with any conversion rights associated with the financing, in each case, subject to the beneficial ownership limitations described above. See Note 2, Debt under the caption “Convertible Notes/Debentures” for additional information regarding the terms of the Company’s Convertible Notes.

Common Stock

In October 2020, the Company issued 750,000 shares of common stock upon conversion of $150,000 aggregate principal amount of Convertible Notes.

Theorem Settlement Agreement

On November 9, 2020, the Company, entered into a settlement agreement (the “Theorem Settlement Agreement”) with Adam Kasower (“Kasower”), East Ventures, Inc., A British Virgin Islands company (“East Ventures”), SV Booth Investments III, LLC, a Delaware limited liability company (“SV Booth”) and Theorem Group, LLC, a California limited liability company (“Theorem Group” and, collectively with Kasower, East Ventures and SV Booth, the “Claimants”) resolving all remaining disputes and claims between the parties pertaining to certain securities purchase agreements pursuant to which the Claimants purchased from the Company convertible warrants and preferred stock.

As a result of the Theorem Settlement Agreement, the Company has agreed to issue each Claimant a convertible note in the following amounts (the “Theorem Settlement Notes”):

Theorem Group	$303,726.40
East Venture	$112,788.48
Kasower	$500,078.58
SV Booth	$294,245.54

The Theorem Settlement Agreement also contains certain representations and warranties and covenants, including limitations on future variable rate transactions and “at-the-market offerings.”

Theorem Settlement Notes

The Theorem Settlement Notes are convertible, at the option of the applicable Claimant, at any time into shares of common stock at an initial conversion rate of $0.20 per share, subject to certain beneficial ownership limitations. The conversion price is also subject to adjustment due to certain events, including stock dividends, stock splits and in connection with the issuance by the Company of common stock or common stock equivalents at an effective price per share lower than the conversion rate then in effect. The Theorem Settlement Notes mature on January 31, 2021, and bear interest at a rate of 10% per annum, subject to increase to 18% per annum upon and during the occurrence of an event of default. Interest is payable in cash or, at the holder’s option, in shares of common stock based on the conversion price then in effect. The Company may not prepay the Theorem Settlement Notes without the prior written consent of the applicable Claimant.

The Theorem Settlement Notes contain a number of other affirmative and negative covenants and events of default (including events of default related to certain change of control and other fundamental change transactions). Following an event of default, the Theorem Settlement Notes will become immediately due and payable in cash at a mandatory default amount equal to 130% of the outstanding principal amount of the Theorem Settlement Notes plus all other amounts, costs and expenses due in respect of the Theorem Settlement Notes.

Resignation of Chief Financial Officer

On November 11, 2020, Steven Weldon resigned from the Board and from his office as Chief Financial Officer of the Company, effective immediately. His resignation was the result of general disagreement regarding the Company’s decision making process. Pursuant to Mr. Weldon’s Employment Contract, dated August 11, 2020, Mr. Weldon is only entitled to such stock options, restricted stock awards and other Company stock-based awards granted which have vested as of the date of his resignation. He is not entitled to any other compensation or benefits.

Appointment of New Interim Chief Financial Officer

Anthony Cataldo, Chief Executive Officer and Chairman of the Board, assumed the additional role of Chief Financial Officer on an interim basis, and will be succeeded as Chief Financial Officer on an interim basis by Michael Handelman immediately after the filing of this report.

Mr. Handelman became a Director of the GoooGreen, Inc. in August 2020, and Chairman of the Board of Directors and Secretary in September 2020. He has served as Chief Financial Officer of Clickstream Corporation since October 2015. He served as Chief Financial Officer of Lion Biotechnologies, Inc. from February 2011 until June 2015, and was a member of the Lion Bio Board of Directors from February 2013 until May 2013. Mr. Handelman served as the Chief Financial Officer and as a financial management consultant of Oxis International, Inc., a public company engaged in the research, development and commercialization of nutraceutical products, from August 2009 until October 2011. From November 2004 to July 2009, Mr. Handelman served as Chief Financial Officer and Chief Operating Officer of TechnoConcepts, Inc., formerly a public company engaged in designing, developing, manufacturing and marketing wireless communications semiconductors, or microchips. Prior thereto, Mr. Handelman served from October 2002 to October 2004 as Chief Financial Officer of Interglobal Waste Management, Inc., a manufacturing company, and from July 1996 to July 1999 as Vice President and Chief Financial Officer of Janex International, Inc., a children’s toy manufacturer. Mr. Handelman was also the Chief Financial Officer from 1993 to 1996 of the Los Angeles Kings, a National Hockey League franchise. Mr. Handelman is a certified public accountant and holds a degree in accounting from the City University of New York.

Mr. Handelman will receive a monthly consulting fee of $15,000.00.

Mr. Handelman has no direct or indirect material interest in any transaction required to be disclosed pursuant to Item 404(a) of Regulation S-K, has no arrangement or understanding between him and any other person required to be disclosed pursuant to Item 401(b) of Regulation S-K and has no family relationships required to be disclosed pursuant to Item 401(d) of Regulation S-K.

Mr. Handelman has entered into a Consulting Agreement with the Company, effective as of November 13, 2020.

Appointment of New Directors

On November 12, 2020, the Board appointed Bruce Wendel, age 67, and Greg Berk, age 62, as directors of the Company. Following the filing of this Quarterly Report on Form 10-Q, Mr. Cataldo will resign as interim Chief Financial Officer, and Michael Handelman, age 61, will be appointed as the interim Chief Financial Officer in his place.

From April 2018 to May 2019, Mr. Wendel served as the Chief Business Development Officer for Prometic Biotherapeutics, Inc., a pharmaceutical development company. Mr. Wendel also served as Chief Strategic Officer of Hepalink USA, the U.S. subsidiary of Shenzhen Hepalink Pharmaceutical Company from February 2012 to July 2017, and Chief Executive Officer of Scientific Protein Laboratories, LLC from December 2014 to June 2015. He also served as a director of ProMetic Life Sciences Inc. and Vice Chairman and Chief Executive Officer at Abraxis BioScience, LLC, where he oversaw the development and commercialization of Abraxane® and led the negotiations that culminated in the acquisition of the company by Celgene Corporation in 2010. He began his 14 years with Bristol-Myers Squibb as in-house counsel before shifting to global business and corporate development, where he served in business and corporate development roles of increasing responsibility at American Pharmaceutical Partners, IVAX Corporation and Bristol-Myers Squibb. Mr. Wendel earned a juris doctorate degree from Georgetown University Law School, and a B.S. from Cornell University.

Mr. Wendel has no direct or indirect material interest in any transaction required to be disclosed pursuant to Item 404(a) of Regulation S-K, has no arrangement or understanding between him and any other person required to be disclosed pursuant to Item 401(b) of Regulation S-K and has no family relationships required to be disclosed pursuant to Item 401(d) of Regulation S-K.

Prior to joining the Company, Dr. Berk has served as a private consultant in the field of drug development and is the Chief Medical Officer of Celularity, a privately owned company. Previously, he served as Chief Medical Officer at Verastem as and President, Chief Medical Officer and Board Member of Sideris Pharmaceuticals. From May 2012 until January 2014, Dr. Berk was Chief Medical Officer of BIND Therapeutics. Prior to this, he was Chief Medical Officer at Intellikine, a privately held biotechnology company focused on the discovery and development of novel PI3 Kinase and mTOR inhibitors. Intellikine was acquired by Takeda/Millennium in January 2012. He also served as Senior Vice President of Global Clinical Development at Abraxis BioScience, where he was responsible for the company’s overall clinical strategy, including efforts to expand the indications for their lead clinical program (Abraxane®). Dr. Berk obtained his medical degree from Case Western Reserve University, and completed his internship, residency and fellowship in internal medicine, hematology and medical oncology, at the Weill Medical College of Cornell University and New York Presbyterian Hospital, where he also served as a faculty member from 1989-2004. During this time Dr. Berk served as an investigator on several industry-sponsored and cooperative group oncology clinical trials, including the pivotal trials for Gleevec® and Avastin®.

Dr. Berk has no direct or indirect material interest in any transaction required to be disclosed pursuant to Item 404(a) of Regulation S-K, has no arrangement or understanding between him and any other person required to be disclosed pursuant to Item 401(b) of Regulation S-K and has no family relationships required to be disclosed pursuant to Item 401(d) of Regulation S-K.

Mr. Wendel and Dr. Berk will each receive an annual stipend of $20,000.00 for director compensation, with Mr. Wendel receiving an additional $5,000.00 annually for chairing the Nominating Committee and $5,000.00 annually as a member of the Audit Committee, and Dr. Berk receiving an additional $5,000.00 annually for chairing the Compensation Committee and $5,000.00 annually as a member of the Nominating Committee. The Company will also grant stock awards of shares of common stock of the Company equal to 1.25%, in the case of Mr. Wendel, and 1.00%, in the case of Dr. Berk, of the number of fully diluted shares of common stock of the Company, calculated on the fully diluted equity of the Company upon the Company’s national exchange financing date.

Mr. Wendel and Dr. Berk have each entered into Board Service Agreements with the Company, effective as of November 11, 2020, which supplement the indemnification provisions of the Company’s bylaws and obligate the company to insure them both under the Company’s director and officer’s insurance policy.

Financing

On January 30, 2020 GT Biopharma, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the one purchaser (individually, a “Purchaser,” and collectively, the “Purchasers”), pursuant to which the Company issued to the Purchasers, on January 30, 2020, Secured Convertible Notes in an aggregate principal amount of $200,000 (the “Notes”), which Notes shall be convertible at any time after issuance into shares (the “Conversion Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at an initial conversion price of $0.20 per share (the “Conversion Price”).

The Notes accrue interest at the rate of 10% per annum and mature on September 30, 2020. Interest on the Notes is payable in cash or, at a Purchaser’s option, in shares of Common Stock at the Conversion Price. Upon the occurrence of an event of default, interest accrues at 18% per annum. The Notes contain customary default provisions, including provisions for potential acceleration, and covenants, including negative covenants regarding additional indebtedness and dividends. The Conversion Price is subject to adjustment due to certain events, including stock dividends and stock splits, and is subject to reduction in certain circumstances if the Company issues Common Stock or Common Stock equivalents at an effective price per share that is lower than the Conversion Price then in effect. The Company may only prepay the Notes with the prior written consent of the respective Purchasers thereof.

The Purchase Agreement contains customary representations, warranties and covenants, including covenants, subject to certain exceptions, that the Company, until the date on which less than 10% of the Notes are outstanding, shall not effect any Variable Rate Transaction (as defined in the Purchase Agreement) and that, for as long as a Purchaser holds any Notes or Conversion Shares, the Company shall amend the terms and conditions of the Purchase Agreement and the transactions contemplated thereby with respect to such Purchaser to give such Purchaser the benefit of any terms or conditions under which the Company agrees to issue or sell any Common Stock or Common Stock equivalents that are more favorable to an investor than the terms and conditions granted to such Purchaser under the Purchase Agreement and the transactions contemplated thereby.

In addition, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which the Company has agreed to file, within 30 days after January 30, 2020, one or more registration statements on Form S-3 (or, if Form S-3 is not then available to the Company, such form of registration that is then available to effect a registration for resale of the subject securities) covering the resale of all Conversion Shares, subject to certain penalties set forth in the Registration Rights Agreement.

On March 24, 2020 GT Biopharma, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the one purchaser (individually, a “Purchaser,” and collectively, the “Purchasers”), pursuant to which the Company issued to the Purchasers, on January 30, 2020, Secured Convertible Notes in an aggregate principal amount of $200,000 (the “Notes”), which Notes shall be convertible at any time after issuance into shares (the “Conversion Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at an initial conversion price of $0.20 per share (the “Conversion Price”).

The Notes accrue interest at the rate of 10% per annum and mature on September 30, 2020. Interest on the Notes is payable in cash or, at a Purchaser’s option, in shares of Common Stock at the Conversion Price. Upon the occurrence of an event of default, interest accrues at 18% per annum. The Notes contain customary default provisions, including provisions for potential acceleration, and covenants, including negative covenants regarding additional indebtedness and dividends. The Conversion Price is subject to adjustment due to certain events, including stock dividends and stock splits, and is subject to reduction in certain circumstances if the Company issues Common Stock or Common Stock equivalents at an effective price per share that is lower than the Conversion Price then in effect. The Company may only prepay the Notes with the prior written consent of the respective Purchasers thereof.

The Purchase Agreement contains customary representations, warranties and covenants, including covenants, subject to certain exceptions, that the Company, until the date on which less than 10% of the Notes are outstanding, shall not effect any Variable Rate Transaction (as defined in the Purchase Agreement) and that, for as long as a Purchaser holds any Notes or Conversion Shares, the Company shall amend the terms and conditions of the Purchase Agreement and the transactions contemplated thereby with respect to such Purchaser to give such Purchaser the benefit of any terms or conditions under which the Company agrees to issue or sell any Common Stock or Common Stock equivalents that are more favorable to an investor than the terms and conditions granted to such Purchaser under the Purchase Agreement and the transactions contemplated thereby.

In addition, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which the Company has agreed to file, within 30 days after March 24, 2020, one or more registration statements on Form S-3 (or, if Form S-3 is not then available to the Company, such form of registration that is then available to effect a registration for resale of the subject securities) covering the resale of all Conversion Shares, subject to certain penalties set forth in the Registration Rights Agreement.

Common Stock

In the first quarter of 2020, the Company issued 814,733 shares of common stock upon conversion of $162,947 in principal and interest on senior convertible notes.